Submission	Oct. 22, 2025
Submission [Line Items]
Central Index Key	0001670061
Registrant Name	ALMONTY INDUSTRIES INC.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A